EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-00572) certifies (a) that the forms of prospectus and statement of additional information dated January 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 77 ("Amendment No. 77") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 77 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-98-000736) on December 28, 1998:




                                    Eaton Vance  Alabama  Municipals  Fund Eaton
                                    Vance Arkansas  Municipals  Fund Eaton Vance
                                    Georgia Municipals Fund Eaton Vance Kentucky
                                    Municipals   Fund  Eaton   Vance   Louisiana
                                    Municipals   Fund   Eaton   Vance   Maryland
                                    Municipals   Fund   Eaton   Vance   Missouri
                                    Municipals  Fund Eaton Vance North  Carolina
                                    Municipals    Fund   Eaton   Vance    Oregon
                                    Municipals  Fund Eaton Vance South  Carolina
                                    Municipals   Fund  Eaton   Vance   Tennessee
                                    Municipals   Fund   Eaton   Vance   Virginia
                                    Municipals Fund






                                                    EATON VANCE MUNICIPALS TRUST



                                                     By:
                                           Eric G. Woodbury, Assistant Secretary

Date:  January 4, 1999